Intangibles (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
Maintenance rights and lease premium, net consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Maintenance rights	$2,254,960	$2,540,286
Lease premium, net	722,769	824,167
	$2,977,729	$3,364,453

Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the six months ended June 30, 2023 and 2022 were as follows:

	Six Months Ended June 30,
	2023	2022
Maintenance rights at beginning of period	$2,540,286	$3,292,007
EOL and MR contract maintenance rights expense	(140,686)	(166,512)	(a)
MR contract maintenance rights write-off due to maintenance liability release	(16,594)	(242,142)	(a)
EOL contract maintenance rights write-off due to cash received	(57,541)	(65,506)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(70,505)	(2,333)
Maintenance rights at end of period	$2,254,960	$2,815,514

(a)EOL and MR contract maintenance rights expense and MR contract maintenance rights write-off due to maintenance liability release for the six months ended June 30, 2022 included amounts related to the Ukraine Conflict. Refer to Note 18—Net charges related to Ukraine Conflict for further details.

Schedule of lease premium assets
The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2023 and December 31, 2022:

	June 30, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,018,409	$(295,640)	$722,769

	December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,044,915	$(220,748)	$824,167

Schedule of other intangibles
Other intangibles consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Customer relationships, net	$166,647	$177,235
Other intangible assets	7,517	7,975
	$174,164	$185,210

Schedule of customer relationships
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2023 and December 31, 2022:

	June 30, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(193,353)	$166,647

	December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(182,765)	$177,235